Note 2: Significant Accounting Policies: A. Use of Estimates (Policies)	12 Months Ended
Dec. 31, 2015
Policies
A. Use of Estimates

A.  Use of Estimates

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reported period. Actual results could differ materially from the estimates.